Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 446	$ 613	$ 1,090
Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	174	183	608
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	66	62	235
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	104	117	303
Commercial Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	4	4	70
Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	272	430	482
First Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	187	334	370
Second Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	17	29	34
Credit Card Receivable [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	52	51	59
Automobile Loan [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	13	14	18
Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 3	$ 2	$ 1